Lease Obligations	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Lease Obligations

16. LEASE OBLIGATIONS

The following table reconciles TransGlobe’s lease obligations:

($000s)	At December 31, 2020	December 31, 2019
Less than 1 year	1,760	1,479
1 - 3 years	434	631
Total lease payments	2,194	2,110
Amounts representing interest	180	302
Present value of net lease payments	2,014	1,808
Current portion of lease obligations	1,553	1,219
Non-current portion of lease obligations	461	589

During the year ended December 31, 2020, the Company spent $0.2 million (2019 - $0.3 million) on interest expense and paid a total cash outflow of $1.7 million (2019 - $1.9 million) relating to lease obligations.